Pensions and Other Post Employment Benefit Plans - Additional Information (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Group expects to contribute	SFr 431,000
Weighted average duration of defined benefit obligation	14 years	16 years 7 months 6 days
Assumption of discount rates	2.30%	0.35%	0.15%
Actuarial gain of defined benefit pension liabilities	SFr 719,000
Reduction of defined benefit pension liabilities	SFr 91,000	SFr 845,000
Assumption for future salary increases	1.20%	1.00%	1.00%
Estimated interest rate updated based on Swiss interest environment	2.30%
Applicable rate for converting mandatory savings	6.50%
Mandatory Retirement Savings
Disclosure Of Defined Benefit Plans [Line Items]
Guaranteed interest to be credited to employees savings	1.00%	1.00%
Supplementary Retirement Savings
Disclosure Of Defined Benefit Plans [Line Items]
Guaranteed interest to be credited to employees savings	0.25%
2023
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting mandatory savings	6.20%
2024 and Subsequent Years
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting mandatory savings	5.90%
Men
Disclosure Of Defined Benefit Plans [Line Items]
Retirement age	65 years	65 years
Applicable rate for converting supplementary savings	4.71%
Men | 2023
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting supplementary savings	4.49%
Men | 2024 and Subsequent Years
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting supplementary savings	4.49%
Women
Disclosure Of Defined Benefit Plans [Line Items]
Retirement age	64 years	64 years
Applicable rate for converting supplementary savings	4.76%
Women | 2023
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting supplementary savings	4.54%
Women | 2024 and Subsequent Years
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting supplementary savings	4.54%
Iceland Pension
Disclosure Of Defined Benefit Plans [Line Items]
Pension costs charges	SFr 112,000	SFr 117,000	SFr 127,000
French Retirement Plan
Disclosure Of Defined Benefit Plans [Line Items]
Pension costs charges	42,000	47,000	20,000
U.S Retirement Plan
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions	0	0	0
Hong Kong
Disclosure Of Defined Benefit Plans [Line Items]
Pension costs charges	SFr 4,000	SFr 0	SFr 0
Switzerland pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plan, plan assets, insurance coverage parentage	100.00%